UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 43.2%

	Financials — 12.9%
$504,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$506,520
290,000	Ally Financial, Inc., 8.000%, 11/1/31	369,750
630,000	Bank of America Corp.,
	6.100%, 12/29/49(A)	622,125
550,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	535,862
630,000	Bank of New York Mellon Corp. (The),
	4.950%, 12/29/49(A)	625,275
380,000	BB&T Corp. MTN, 2.625%, 6/29/20	380,843
280,000	Boston Properties LP, 3.850%, 2/1/23	286,711
575,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	570,591
6,000	CIT Group, Inc., 5.000%, 8/15/22	5,940
250,000	Citigroup, Inc., 3.300%, 4/27/25	240,402
630,000	Citigroup, Inc., 5.350%, 4/29/49(A)	593,145
49,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	50,592
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey), 144a,
	2.750%, 3/26/20	246,863
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	898,273
305,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	334,175
495,000	General Motors Financial Co., Inc.,
	3.250%, 5/15/18	506,258
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	172,130
55,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49(A)	54,334
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	199,933
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	144,059
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	599,508
30,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)	29,778
265,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	291,896
30,000	MetLife, Inc., 5.250%, 12/29/49(A)	29,738
175,000	Morgan Stanley, 3.950%, 4/23/27	165,005
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	625,275
360,000	Navient LLC MTN, 6.125%, 3/25/24	344,700
300,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	306,848
500,000	PHH Corp., 6.375%, 8/15/21	491,250
250,000	PNC Bank NA, 2.700%, 11/1/22	240,603
360,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	373,140
28,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	26,810
580,000	Simon Property Group LP, REIT,
	2.750%, 2/1/23	558,724
285,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	356,864
375,000	Vornado Realty LP, 5.000%, 1/15/22	405,892
580,000	Wells Fargo & Co., 5.900%, 12/29/49(A)	581,450
620,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	593,798
		13,365,060

	Consumer Discretionary — 6.2%
30,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	29,550
480,000	Amazon.com, Inc., 2.600%, 12/5/19	483,007
2,000	AMC Networks, Inc., 7.750%, 7/15/21	2,160
490,000	AutoNation, Inc., 5.500%, 2/1/20	530,425
43,000	Belo Corp., 7.250%, 9/15/27	45,150
14,000	Cable One, Inc., 144a, 5.750%, 6/15/22	14,175
30,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	29,100
425,000	CBS Corp., 4.900%, 8/15/44	392,600
504,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	525,420
504,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	500,598
50,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	51,375
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	222,907
500,000	Discovery Communications LLC,
	3.450%, 3/15/25	469,172
504,000	DISH DBS Corp., 6.750%, 6/1/21	525,420
195,000	Dollar General Corp., 3.250%, 4/15/23	185,786
40,000	DR Horton, Inc., 4.375%, 9/15/22	38,800
475,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	515,438
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	267,805
21,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	20,528
12,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	11,460
10,000	Lennar Corp., 4.750%, 11/15/22	9,825
42,000	Lennar Corp., 4.750%, 5/30/25	40,740
252,000	MGM Resorts International,
	6.750%, 10/1/20	267,120
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	173,229
16,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	16,240
6,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	5,970
31,000	Quad/Graphics, Inc., 7.000%, 5/1/22	30,148

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.2% (Continued)

	Consumer Discretionary — (Continued)
$35,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	$34,475
400,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	400,854
8,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	8,060
425,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	444,125
10,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	9,650
18,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.250%, 4/15/21	17,730
90,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	73,413
29,000	Tribune Media Co., 144a,
	5.875%, 7/15/22	29,218
29,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	28,408
28,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	27,108
		6,477,189

	Energy — 5.2%
500,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	453,386
475,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	538,602
248,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21†	224,440
177,000	Columbia Pipeline Group, Inc., 144a,
	5.800%, 6/1/45	174,426
411,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	422,502
402,000	Energy Transfer Partners LP,
	4.150%, 10/1/20	413,160
493,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	528,742
500,000	FTS International, Inc., 6.250%, 5/1/22	367,500
12,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	12,006
575,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	536,041
504,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	413,386
440,000	Marathon Oil Corp., 2.800%, 11/1/22	417,065
29,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	28,348
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	223,838
285,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	278,559
48,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	46,440
315,000	Transcanada Trust (Canada),
	5.625%, 5/20/75(A)	317,756
		5,396,197

	Telecommunication Services — 3.7%
59,000	Altice Financing SA (Luxemburg),
	144a, 6.625%, 2/15/23	58,575
225,000	AT&T, Inc., 3.900%, 3/11/24	226,908
90,000	AT&T, Inc., 4.350%, 6/15/45	76,834
360,000	AT&T, Inc., 4.500%, 5/15/35	330,943
325,000	CenturyLink, Inc., 5.150%, 6/15/17	337,188
8,000	CenturyLink, Inc., 5.800%, 3/15/22	7,640
2,000	CenturyLink, Inc., 6.450%, 6/15/21	2,015
42,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	42,420
245,000	Frontier Communications Corp.,
	6.875%, 1/15/25	204,881
188,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	185,885
375,000	Qwest Corp., 6.750%, 12/1/21	413,906
349,000	Sprint Nextel Corp., 6.000%, 11/15/22	318,899
504,000	T-Mobile USA, Inc., 6.731%, 4/28/22	525,420
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	310,626
425,000	Verizon Communications, Inc., 144a,
	4.672%, 3/15/55	369,730
6,000	ViaSat, Inc., 6.875%, 6/15/20	6,330
551,000	Windstream Corp., 6.375%, 8/1/23	448,376
		3,866,576

	Consumer Staples — 3.4%
28,000	B&G Foods, Inc., 4.625%, 6/1/21	27,580
67,000	Cott Beverages, Inc., 5.375%, 7/1/22	64,990
7,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	7,262
31,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	31,000
6,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	6,278
15,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	15,675
135,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	133,441
360,000	JM Smucker Co. (The), 144a,
	4.375%, 3/15/45	331,447
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	631,087
500,000	Kroger Co. (The), 5.000%, 4/15/42	519,120
504,000	Post Holdings, Inc., 7.375%, 2/15/22	512,820
345,000	Reynolds American, Inc.,
	3.250%, 6/12/20	349,451
32,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	32,480

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.2% (Continued)

	Consumer Staples — (Continued)
$435,000	Walgreens Boots Alliance, Inc. old,
	2.700%, 11/18/19	$435,581
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	461,557
		3,559,769

	Utilities — 3.4%
12,000	AES Corp. VA, 8.000%, 6/1/20	13,860
874,000	Alabama Power Capital Trust V,
	3.374%, 10/1/42(A)	846,290
8,000	Calpine Corp., 144a, 7.875%, 1/15/23	8,640
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	343,572
500,000	Dominion Resources, Inc./ VA,
	5.750%, 10/1/54(A)	521,240
300,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	289,924
316,000	Dynegy, Inc., 5.875%, 6/1/23	308,890
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	128,966
496,000	NRG Energy, Inc., 6.625%, 3/15/23	510,880
272,000	PacifiCorp, 5.750%, 4/1/37	320,769
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	197,950
		3,490,981

	Industrials — 2.7%
122,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	121,390
250,000	Air Lease Corp., 5.625%, 4/1/17	265,000
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	218,014
158,000	Con-way, Inc., 6.700%, 5/1/34	172,548
400,000	FedEx Corp., 5.100%, 1/15/44	412,629
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	90,251
252,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	218,295
370,000	Republic Services, Inc., 3.550%, 6/1/22	374,795
520,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	522,604
352,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	381,040
		2,776,566

	Health Care — 2.6%
520,000	AbbVie, Inc., 3.600%, 5/14/25	513,965
195,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	191,553
404,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	428,038
406,000	HCA, Inc., 6.500%, 2/15/20	453,705
53,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	51,410
325,000	Medtronic, Inc., 4.450%, 3/15/20	354,512
11,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	11,055
66,000	Select Medical Corp., 6.375%, 6/1/21	66,660
6,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	6,094
12,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	12,795
355,000	Trinity Health Corp., 4.125%, 12/1/45	327,887
323,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	336,728
		2,754,402

	Materials — 2.5%
24,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	24,480
504,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	527,940
122,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	118,035
56,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	54,250
28,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	27,160
530,000	Domtar Corp., 10.750%, 6/1/17	613,539
378,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	378,945
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	6,195
260,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	257,083
355,000	International Paper Co.,
	5.150%, 5/15/46	341,035
226,000	Southern Copper Corp.,
	5.875%, 4/23/45	214,971
62,000	Vale Overseas Ltd. (Cayman Islands),
	5.625%, 9/15/19†	67,055
		2,630,688

	Information Technology — 0.6%
17,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	16,702
4,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	4,130
190,000	Microsoft Corp., 3.500%, 2/12/35	173,697
425,000	QUALCOMM, Inc., 3.450%, 5/20/25	414,155
		608,684
	Total Corporate Bonds	$44,926,112

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 16.2%
$4,854,000	U.S. Treasury Bond, 2.500%, 2/15/45	$4,271,908
1,280,000	U.S. Treasury Note, 0.375%, 2/15/16	1,281,600
5,005,000	U.S. Treasury Note, 0.500%, 11/30/16	5,008,128
2,405,000	U.S. Treasury Note, 0.875%, 11/15/17	2,409,509
250,000	U.S. Treasury Note, 1.375%, 3/31/20	247,539
285,000	U.S. Treasury Note, 1.500%, 10/31/19	285,156
1,625,000	U.S. Treasury Note, 1.625%, 12/31/19	1,631,729
185,000	U.S. Treasury Note, 2.125%, 5/15/25	181,647
1,474,000	U.S. Treasury Note, 2.250%, 11/15/24	1,465,017
	Total U.S. Treasury Obligations	$16,782,233

	U.S. Government Mortgage-Backed
	Obligations — 18.7%
83,535	FHLMC, Pool #1B3366,
	2.315%, 3/1/37(A)	88,553
217,044	FHLMC, Pool #1H1348,
	2.266%, 10/1/36(A)	231,732
895,818	FHLMC, Pool #1Q0339,
	2.498%, 4/1/37(A)	959,042
37,554	FHLMC, Pool #A12886, 5.000%, 8/1/33	41,879
65,371	FHLMC, Pool #A13842, 6.000%, 9/1/33	74,021
21,696	FHLMC, Pool #A21415, 5.000%, 5/1/34	23,983
56,109	FHLMC, Pool #A35682, 5.000%, 7/1/35	61,987
24,876	FHLMC, Pool #A36523, 5.000%, 8/1/35	27,441
178,102	FHLMC, Pool #A46590, 5.000%, 8/1/35	196,003
48,858	FHLMC, Pool #A56988, 5.500%, 2/1/37	54,672
321,916	FHLMC, Pool #A96485, 4.500%, 1/1/41	349,055
1,094,782	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,203,440
28,479	FHLMC, Pool #C62740, 7.000%, 1/1/32	32,297
29,105	FHLMC, Pool #C72254, 6.500%, 7/1/32	33,333
131,145	FHLMC, Pool #C90986, 7.000%, 6/1/26	153,791
48,283	FHLMC, Pool #G02184, 5.000%, 4/1/36	53,315
726,676	FHLMC, Pool #G05733,
	5.000%, 11/1/39	806,823
426,012	FHLMC, Pool #J13584,
	3.500%, 11/1/25	450,498
163,136	FNMA, Pool #255628, 5.500%, 2/1/25	183,020
11,811	FNMA, Pool #432269, 6.500%, 8/1/28	13,564
14,407	FNMA, Pool #496848, 6.500%, 6/1/29	16,545
7,140	FNMA, Pool #535290, 8.000%, 5/1/30	8,678
11,948	FNMA, Pool #540040, 7.500%, 6/1/28	11,947
25,696	FNMA, Pool #561741, 7.500%, 1/1/31	30,428
11,144	FNMA, Pool #569874, 8.000%, 2/1/31	11,842
2,686	FNMA, Pool #575501, 6.000%, 5/1/17	2,708
23,753	FNMA, Pool #596500, 6.500%, 7/1/16	24,147
13,534	FNMA, Pool #626811, 6.500%, 6/1/17	13,932
95,515	FNMA, Pool #640291, 7.000%, 8/1/32	107,001
35,050	FNMA, Pool #653301, 6.500%, 7/1/32	40,252
114,555	FNMA, Pool #653502, 6.500%, 7/1/32	131,556
84,291	FNMA, Pool #670402, 6.500%, 6/1/32	96,801
27,477	FNMA, Pool #704460, 6.000%, 5/1/18	28,412
7,101	FNMA, Pool #725906,
	2.109%, 8/1/34(A)	7,555
461,742	FNMA, Pool #745257, 6.000%, 1/1/36	526,641
3,618	FNMA, Pool #745974,
	2.464%, 10/1/36(A)	3,883
184,475	FNMA, Pool #810049, 5.500%, 3/1/35	209,123
337,112	FNMA, Pool #819297, 6.000%, 9/1/35	384,392
97,729	FNMA, Pool #889060, 6.000%, 1/1/38	111,754
216,892	FNMA, Pool #889061, 6.000%, 1/1/38	250,014
123,327	FNMA, Pool #893003, 7.000%, 9/1/36	141,303
37,563	FNMA, Pool #895657, 6.500%, 8/1/36	42,085
413,111	FNMA, Pool #905049, 5.500%, 11/1/36	469,562
473,764	FNMA, Pool #908944, 5.500%, 1/1/37	531,159
887,614	FNMA, Pool #928553, 5.500%, 8/1/37	1,013,867
37,205	FNMA, Pool #995220, 6.000%, 11/1/23	40,931
517,585	FNMA, Pool #AA3467, 4.500%, 4/1/39	565,759
822,016	FNMA, Pool #AA4584, 4.500%, 4/1/39	898,513
160,954	FNMA, Pool #AB1800, 4.000%, 11/1/40	171,463
674,289	FNMA, Pool #AB2452, 4.000%, 3/1/26	720,671
179,650	FNMA, Pool #AB5989, 2.500%, 8/1/27	183,175
214,990	FNMA, Pool #AD3775, 4.500%, 3/1/25	230,150
268,401	FNMA, Pool #AD6193, 5.000%, 6/1/40	297,927
590,868	FNMA, Pool #AE0996, 4.000%, 2/1/41	629,968
361,434	FNMA, Pool #AE1568, 4.000%, 9/1/40	385,043
1,023,829	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,119,513
227,350	FNMA, Pool #AE5441, 5.000%, 10/1/40	252,566
572,424	FNMA, Pool #AH1135, 5.000%, 1/1/41	635,636
888,985	FNMA, Pool #AH3483, 3.500%, 2/1/26	943,925
414,960	FNMA, Pool #AH3671, 4.000%, 2/1/26	443,488
837,823	FNMA, Pool #AH6622, 4.000%, 3/1/41	897,972
52,767	FNMA, Pool #AI0805, 4.500%, 7/1/41	57,151
1,164,878	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,242,061
309,332	FNMA, Pool #AL0211, 5.000%, 4/1/41	344,053
65,520	GNMA, Pool #5305, 4.000%, 2/20/42	69,835
18,955	GNMA, Pool #748495, 4.000%, 8/15/40	20,194
28,159	GNMA, Pool #8503, 1.625%, 9/20/24(A)	29,268
	Total U.S. Government
	Mortgage-Backed Obligations	$19,433,298

	Asset-Backed Securities — 5.2%
3,746	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(B)	3,743
449,580	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	407,681
450,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	449,221
257,411	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	298,176
600,000	First Franklin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	576,885
93,753	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	101,768
1,836,019	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,024,080

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 5.2% (Continued)
$330,090	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	$340,506
801,781	RAMP Trust, Ser 2004-RS7, Class AI5,
	5.626%, 7/25/34(B)	749,369
5,571	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	5,665
395,000	Santander Drive Auto Receivables
	Trust 2015-1, Ser 2015-1, Class B,
	1.970%, 11/15/19	396,319
	Total Asset-Backed Securities	$5,353,413

	Commercial Mortgage-Backed Securities — 3.1%
56,584	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.888%, 5/10/45(A)	56,517
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	438,060
85,588	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.733%, 4/10/49(A)	86,308
750,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.336%, 6/15/34(A)	747,843
92,924	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	93,633
595,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.436%, 1/15/32(A)	592,909
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	275,604
700,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	732,596
47,451	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(A)	47,484
83,572	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	84,356
59,341	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	59,849
	Total Commercial
	Mortgage-Backed Securities	$3,215,159

	Non-Agency Collateralized Mortgage
	Obligations — 2.5%
5,970	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.686%, 3/25/35(A)	5,824
539,929	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	555,130
71,159	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	72,781
95,894	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	97,460
225,030	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	226,900
170,357	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.363%, 2/25/35(A)	171,993
456,582	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	2.628%, 4/25/35(A)	459,502
88,664	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.378%, 6/25/36(A)	80,867
80,752	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	82,614
52,080	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	53,456
261,787	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	214,272
10,977	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	11,068
33,052	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.629%, 1/25/36(A)	32,607
13,869	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	14,182
226,081	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	196,046
181,728	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	179,276
184,283	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.523%, 6/25/33(A)	185,813
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,639,791

Shares

	Preferred Stock — 0.5%

	Financials — 0.5%
22,133	Public Storage, 0.037%	549,341

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 0.3%

	Illinois — 0.0%
$75,000	IL St, Pension, UTGO, 5.100%, 6/1/33	$69,896

	Pennsylvania — 0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	280,892
	Total Municipal Bonds	$350,788

	Sovereign Bonds — 1.0%
605,000	Province of Quebec Canada, 2.625%,
	2/13/23	608,485
390,000	Turkey Government International
	Bond, 4.250%, 4/14/26	371,732
	Total Sovereign Bonds	$980,217

	Agency Collateralized Mortgage
	Obligations — 0.3%
224,984	FNMA, Ser 2004-W15, Class 2AF,
	0.437%, 8/25/44(A)	223,605
111,795	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	113,585
15,050	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	16,009
	Total Agency Collateralized
	Mortgage Obligations	$353,199

Shares

	Investment Funds — 6.2%
6,142,438	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	6,142,438
294,172	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	294,172
	Total Investment Funds	$6,436,610

	Total Investment Securities — 97.2%
	(Cost $100,114,301)	101,020,161

	Other Assets in
	Excess of Liabilities — 2.8%	2,900,589

	Net Assets — 100.0%	$103,920,750

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2015.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $287,987.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $8,845,699 or 8.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$44,926,112	$—	$44,926,112
U.S. Treasury Obligations	—	16,782,233	—	16,782,233
U.S. Government Mortgage-Backed Obligations	—	19,433,298	—	19,433,298
Asset-Backed Securities	—	5,353,413	—	5,353,413
Commercial Mortgage-Backed Securities	—	3,215,159	—	3,215,159
Non-Agency Collateralized Mortgage Obligations	—	2,639,791	—	2,639,791
Preferred Stock	549,341	—	—	549,341
Municipal Bonds	—	350,788	—	350,788
Sovereign Bonds	—	980,217	—	980,217
Agency Collateralized Mortgage Obligations	—	353,199	—	353,199
Investment Funds	6,436,610	—	—	6,436,610
				$101,020,161

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.9%

	Consumer Discretionary — 19.6%
$645,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	$635,325
995,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	1,064,650
325,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	335,562
353,000	AMC Networks, Inc., 7.750%, 7/15/21	381,240
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,659,000
403,000	Belo Corp., 7.250%, 9/15/27	423,150
302,000	Cable One, Inc., 144a, 5.750%, 6/15/22	305,775
182,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	176,540
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	542,500
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	202,492
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	819,520
563,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	564,056
441,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24†	443,205
369,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	384,682
1,400,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	1,363,250
2,712,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	2,693,694
1,356,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	1,393,290
1,219,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	1,269,284
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	632,345
89,000	DISH DBS Corp., 6.750%, 6/1/21	92,782
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,212,137
354,000	DR Horton, Inc., 3.750%, 3/1/19	356,655
595,000	DR Horton, Inc., 4.375%, 9/15/22	577,150
135,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	141,244
336,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	351,120
569,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	564,732
2,723,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,253,985
1,012,000	HCA, Inc., 5.375%, 2/1/25	1,028,496
459,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	448,672
293,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	279,815
609,000	Lamar Media Corp., 5.875%, 2/1/22	630,315
139,000	Lennar Corp., 4.750%, 11/15/22	136,568
969,000	Lennar Corp., 4.750%, 5/30/25	939,930
1,192,000	Ltd. Brands, Inc., 5.625%, 2/15/22	1,254,580
1,310,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22†	1,401,700
689,000	Meritage Homes Corp.,
	7.150%, 4/15/20	744,120
2,623,000	MGM Resorts International,
	5.250%, 3/31/20†	2,642,672
773,000	Netflix, Inc., 5.750%, 3/1/24	794,258
322,000	Netflix, Inc., 144a, 5.500%, 2/15/22	332,465
1,193,000	Netflix, Inc., 144a, 5.875%, 2/15/25	1,234,886
1,076,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	1,089,450
586,000	Quad/Graphics, Inc., 7.000%, 5/1/22	569,885
1,321,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,317,698
1,447,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,508,498
1,254,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	1,297,022
620,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	626,200
768,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	756,480
250,000	Service Corp. International/US,
	5.375%, 5/15/24	261,250
485,000	Service Corp. International/US,
	8.000%, 11/15/21	565,025
321,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	5.875%, 4/1/23	325,012
321,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	6.125%, 4/1/25	323,408
641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	645,808
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	309,750
509,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	521,725
476,000	Standard Pacific Corp.,
	5.875%, 11/15/24	490,280
383,000	Standard Pacific Corp.,
	8.375%, 1/15/21	444,280
209,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.250%, 4/15/21	205,865
170,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.875%, 4/15/23	167,875
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	829,042
623,000	Tribune Media Co., 144a,
	5.875%, 7/15/22	627,672

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.9% (Continued)

	Consumer Discretionary — (Continued)
$276,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	$270,646
295,200	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	304,056
1,390,000	VRX Escrow Corp. (Canada), 144a,
	5.875%, 5/15/23	1,424,750
390,000	VRX Escrow Corp. (Canada), 144a,
	6.125%, 4/15/25	401,212
578,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	566,181
659,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	637,998
		50,194,910

	Energy — 18.4%
348,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	274,920
306,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	286,875
600,000	Berry Petroleum Co., 6.750%, 11/1/20	474,000
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22†	1,782,850
1,606,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	1,482,980
2,841,000	California Resources Corp.,
	5.500%, 9/15/21†	2,472,238
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,406,140
940,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22†	815,450
81,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21	73,305
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	628,875
1,133,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19†	1,076,350
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	109,340
1,049,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	889,028
259,000	CONSOL Energy, Inc., 5.875%, 4/15/22	220,150
362,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	369,240
595,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	611,651
2,494,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	2,188,485
650,000	FTS International, Inc., 6.250%, 5/1/22	477,750
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,421,012
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	251,126
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,123,360
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,323,920
1,377,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,184,220
2,803,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	1,653,770
856,000	KLX, Inc., 144a, 5.875%, 12/1/22	864,466
3,025,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	2,481,135
403,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 12/1/24	393,932
619,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	605,072
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	2,454,950
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	245,438
227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	246,123
859,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	820,345
581,000	NuStar Logistics LP, 4.800%, 9/1/20	586,810
541,000	Oasis Petroleum, Inc.,
	6.875%, 3/15/22†	549,115
484,000	Pacific Drilling SA (Luxembourg), 144a,
	5.375%, 6/1/20	366,630
2,152,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	1,850,720
743,000	QEP Resources, Inc., 6.800%, 3/1/20	766,219
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	375,360
676,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	654,030
769,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	761,310
467,000	Sanchez Energy Corp.,
	6.125%, 1/15/23†	417,965
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	128,078
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	1,176,120
1,409,000	SemGroup Corp., 7.500%, 6/15/21	1,472,405
457,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	292,480
1,338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,391,520
472,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	484,980
281,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	6.250%, 10/15/22	290,835
1,580,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	1,431,875

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.9% (Continued)

	Energy — (Continued)
$113,000	Tullow Oil PLC (United Kingdom),
	144a, 6.250%, 4/15/22	$100,005
1,714,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	1,679,720
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,497,648
		46,982,321

	Financials — 11.0%
57,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland),
	4.625%, 7/1/22	57,142
881,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	871,089
613,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	616,065
312,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	5.000%, 10/1/21	320,970
423,000	Aircastle Ltd. (Bermuda),
	6.250%, 12/1/19	458,405
604,000	Ally Financial, Inc., 8.000%, 12/31/18	674,215
2,640,000	Ally Financial, Inc., 8.000%, 11/1/31	3,366,000
1,084,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	1,116,520
508,000	CBRE Services, Inc., 5.250%, 3/15/25	525,780
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,817,540
394,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	394,985
933,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	963,322
1,003,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	1,010,272
1,318,000	CTR Partnership LP / CareTrust Capital
	Corp., 5.875%, 6/1/21	1,341,065
1,333,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	1,402,982
1,295,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49	1,279,330
710,000	International Lease Finance Corp.,
	5.875%, 8/15/22	766,800
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	832,562
667,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49	662,064
636,000	MetLife, Inc., 5.250%, 12/29/49	630,435
1,909,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	2,016,381
226,000	Navient Corp., 5.000%, 10/26/20	221,480
231,000	Navient Corp., 5.875%, 10/25/24	217,140
800,000	Navient Corp. MTN, 5.500%, 1/15/19	815,696
1,360,000	Navient LLC MTN, 6.125%, 3/25/24	1,302,200
996,000	Navient LLC, MTN, 8.450%, 6/15/18	1,106,855
254,000	PHH Corp., 6.375%, 8/15/21	249,555
1,507,000	PHH Corp., 7.375%, 9/1/19	1,593,652
641,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	613,758
		28,244,260

	Telecommunication Services — 10.6%
1,324,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	1,314,467
334,000	CenturyLink, Inc., 5.625%, 4/1/20	334,418
537,000	CenturyLink, Inc., 5.800%, 3/15/22	512,835
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,446,770
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	738,855
276,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	278,760
648,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	631,800
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,735,789
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,657,118
750,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	664,125
1,709,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,689,774
500,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	494,375
700,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	710,500
668,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	644,620
886,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	889,322
945,000	Sprint Capital Corp., 6.900%, 5/1/19	963,900
223,000	Sprint Corp., 7.625%, 2/15/25	210,178
1,399,000	Sprint Nextel Corp., 6.000%, 11/15/22	1,278,336
592,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	651,910
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	400,610
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	962,475
2,605,000	T-Mobile USA, Inc., 6.542%, 4/28/20	2,727,410
100,000	T-Mobile USA, Inc., 6.625%, 4/1/23	103,875
89,000	T-Mobile USA, Inc., 6.731%, 4/28/22	92,782
415,000	T-Mobile USA, Inc., 6.836%, 4/28/23	436,269
68,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	65,960
85,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	82,042
693,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	661,468
1,007,100	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	1,087,668
539,100	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	574,142
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	390,022
97,000	Windstream Corp., 6.375%, 8/1/23	78,934

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.9% (Continued)

	Telecommunication Services — (Continued)
$2,370,000	Windstream Corp., 7.875%, 11/1/17	$2,518,125
		27,029,634

	Industrials — 9.5%
1,362,000	ADT Corp. (The), 3.500%, 7/15/22	1,232,610
311,000	ADT Corp. (The), 6.250%, 10/15/21†	326,550
694,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	707,880
1,092,191	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	1,130,417
1,532,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	1,530,085
712,000	Anixter, Inc., 5.125%, 10/1/21	724,460
1,659,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	1,505,542
210,000	Building Materials Corp. of America,
	144a, 5.375%, 11/15/24	206,188
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	865,215
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	2,035,140
1,664,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	1,634,880
482,000	Masco Corp., 4.450%, 4/1/25	483,205
731,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	747,448
1,374,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	1,190,228
432,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	442,260
605,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	611,050
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	818,885
1,354,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	1,326,920
614,000	Norbord, Inc. (Canada), 144a,
	6.250%, 4/15/23	620,198
65,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	72,312
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	772,000
366,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	373,320
284,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	279,740
761,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	823,782
2,283,000	URS Corp., 5.000%, 4/1/22	2,197,388
648,794	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	665,014
1,012,000	West Corp., 144a, 5.375%, 7/15/22	946,220
		24,268,937

	Materials — 8.6%
520,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	530,400
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,690,225
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	449,238
267,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	264,998
2,513,000	ArcelorMittal (Luxembourg),
	6.000%, 8/5/20	2,626,085
89,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	93,228
460,000	ArcelorMittal (Luxembourg),
	7.000%, 2/25/22	495,650
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	29,025
1,289,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	1,247,108
1,287,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	1,246,781
643,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	623,710
943,000	Chemtura Corp., 5.750%, 7/15/21	957,145
1,589,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	1,519,481
159,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	159,398
544,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	520,200
675,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	473,344
134,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	138,355
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	744,120
1,715,000	Huntsman International LLC,
	4.875%, 11/15/20	1,710,712
1,111,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,016,565
548,000	Lundin Mining Corp. (Canada), 144a,
	7.500%, 11/1/20	590,470
365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	390,550
575,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	595,844
1,082,000	PolyOne Corp., 5.250%, 3/15/23	1,071,180
417,000	Steel Dynamics, Inc., 5.125%, 10/1/21	417,834
619,000	Steel Dynamics, Inc., 5.250%, 4/15/23	614,358
275,000	United States Steel Corp.,
	7.375%, 4/1/20	287,375
1,185,000	Vulcan Materials Co., 7.500%, 6/15/21	1,362,750
		21,866,129

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.9% (Continued)

	Health Care — 6.9%
$1,412,000	Acadia Healthcare Co., Inc., 144a,
	5.625%, 2/15/23	$1,429,650
2,769,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,933,756
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	210,750
863,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	865,158
2,707,000	HCA, Inc., 6.500%, 2/15/20	3,025,072
1,003,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	1,001,746
911,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	940,608
1,145,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	1,110,650
257,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	258,285
1,455,000	Select Medical Corp., 6.375%, 6/1/21	1,469,550
750,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	761,719
1,363,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	1,260,775
829,000	Valeant Pharmaceuticals International
	(Canada), 144a, 5.500%, 3/1/23	837,290
19,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.375%, 10/15/20	20,009
1,307,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/18	1,370,716
101,000	Valeant Pharmaceuticals International
	(Canada), 144a, 6.750%, 8/15/21	105,292
		17,601,026

	Consumer Staples — 5.3%
647,000	B&G Foods, Inc., 4.625%, 6/1/21	637,295
1,299,000	Barry Callebaut Services N.V.
	(Belgium), 144a, 5.500%, 6/15/23	1,383,409
155,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	156,550
1,553,000	Cenveo Corp., 144a, 6.000%, 8/1/19	1,459,820
81,000	Cott Beverages, Inc., 5.375%, 7/1/22	78,570
1,420,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	1,473,250
732,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	702,720
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	736,725
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	651,900
2,626,000	Post Holdings, Inc., 7.375%, 2/15/22	2,671,955
470,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	477,050
2,920,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	3,113,450
		13,542,694

	Utilities — 4.2%
452,000	AES Corp., 5.500%, 3/15/24	435,050
380,000	AES Corp., 7.375%, 7/1/21	417,050
693,000	AES Corp. VA, 5.500%, 4/15/25	658,350
1,046,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,129,680
699,000	DPL, Inc., 7.250%, 10/15/21	737,445
356,000	Dynegy, Inc., 144a, 6.750%, 11/1/19	370,418
356,000	Dynegy, Inc., 144a, 7.625%, 11/1/24	376,470
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	506,250
1,341,000	GenOn Energy, Inc., 9.500%, 10/15/18	1,367,820
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,511,220
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	676,000
138,000	NRG Energy, Inc., 6.250%, 7/15/22	140,070
162,000	NRG Energy, Inc., 6.625%, 3/15/23	166,860
1,182,000	NRG Energy, Inc., 7.875%, 5/15/21	1,258,830
962,000	Sabine Pass LNG LP, 6.500%, 11/1/20	995,670
		10,747,183

	Information Technology — 3.3%
641,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	658,628
306,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	314,415
400,000	Cardtronics, Inc., 144a, 5.125%, 8/1/22	391,000
385,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	378,262
97,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	100,152
321,000	Equinix, Inc., 4.875%, 4/1/20	324,210
962,000	Equinix, Inc., 5.375%, 4/1/23	962,000
220,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	238,700
1,583,000	LIN Television Corp., 6.375%, 1/15/21	1,618,618
646,000	NCR Corp., 4.625%, 2/15/21	647,615
1,156,000	NCR Corp., 5.875%, 12/15/21	1,190,680
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	290,325
1,293,000	ViaSat, Inc., 6.875%, 6/15/20	1,364,115
		8,478,720

	Technology — 0.5%
1,302,000	NXP BV / NXP Funding LLC
	(Netherlands), 144a,
	4.125%, 6/15/20	1,311,765
	Total Corporate Bonds	$250,267,579

Touchstone High Yield Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 3.4%
1,720,645	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	$1,720,645
7,043,278	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	7,043,278
	Total Investment Funds	$8,763,923

	Total Investment Securities —101.3%
	(Cost $265,185,318)	$259,031,502

	Liabilities in Excess of
	Other Assets — (1.3%)	(3,298,633)
	Net Assets — 100.0%	$255,732,869

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $6,727,662.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

LP - Limited Partnership

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $88,164,381 or 34.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$250,267,579	$—	$250,267,579
Investment Funds	8,763,923	—	—	8,763,923
				$259,031,502

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
June 30, 2015 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. During the period ended June 30, 2015 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with remaining maturities of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Notes to Portfolios of Investments (Unaudited) (Continued)

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the period ended June 30, 2015, there were no open forward foreign currency contracts.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2015, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$287,987	$294,172
High Yield Fund	6,727,662	7,043,278

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2015, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$100,114,301	$2,583,737	$(1,677,877)	$905,860
High Yield Fund	265,185,318	3,609,841	(9,763,657)	(6,153,816)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)* /s/ Jill T. McGruder

                            Jill T. McGruder, President

                           (principal executive officer)

Date 08/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

                            Jill T. McGruder, President

                           (principal executive officer)

Date 08/25/15

By (Signature and Title)* /s/ Terrie A. Wiedenheft

                             Terrie A. Wiedenheft, Controller and Treasurer

                             (principal financial officer)

Date 08/25/15

* Print the name and title of each signing officer under his or her signature.